Goodwill - Additional Information (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Oct. 01, 2023	Dec. 31, 2022	Oct. 01, 2022
Disclosure of information for cash-generating units [line items]
Amount of recoverable amount exceeds carrying amount		$ 106.7
Terminal operating margins		9.30%
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		0.0100
Global
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections		10.80%		10.10%
Canada
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections		8.90%		8.80%
United States
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections		9.50%		9.40%
Top of range
Disclosure of information for cash-generating units [line items]
Percentage of growth rate	3.50%		3.80%